Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Year ended December 31,
	2023	2022	2021
Numerator
Net loss	$(69,665)	$(71,176)	$(61,099)
Net loss attributable to ordinary shareholders—basic and diluted	$(69,665)	$(71,176)	$(61,099)
Denominator
Weighted-average number of ordinary shares used in net loss per share—basic and diluted	39,973,059	39,139,693	28,654,760
Net loss per share—basic and diluted	$(1.74)	$(1.82)	$(2.13)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share	The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the year ended December 31, 2023, 2022 and 2021 because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2023	2022	2021
Unvested ordinary shares	838,845	1,294,803	1,903,058
Share options	5,057,099	2,993,641	1,357,847
Total	5,895,944	4,288,444	3,260,905